Loans Payable (Details Narrative)									3 Months Ended		9 Months Ended		12 Months Ended
	May 27, 2019 USD ($)	Jun. 04, 2018 USD ($)	Jun. 04, 2018 ARS ($)	Feb. 23, 2018 USD ($)	Jan. 25, 2018 USD ($)	Aug. 19, 2017 USD ($) ha	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from loans payable							$ 519,156	$ 519,156
Debt instrument interest rate						0.00%	24.18%	24.18%
Debt maturity date							Mar. 01, 2021	Mar. 01, 2021
Number of installment description							Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021	Forty-two monthly installments beginning on October 1, 2017 and ending on March 1, 2021
Interest expense									$ 13,242	$ 16,826	$ 51,063	$ 59,614	$ 85,116	$ 100,115
Area of land | ha						845
Payment to purchase of land						$ 100,000
Notes payable						600,000
Debt instrument periodic payment						50,000
Debt instrument periodic payment per month	$ 4,500
Debt instrument periodic payment per year	$ 46,000
Debt instrument frequency of periodic payment	On May 27, 2019, the terms on the Land Loan were amended such that 60 monthly payments of $4,500 and 5 annual payments of $46,000 were required, beginning on May 30, 2019.
Payment to acquire property						$ 400,000					147,944	370,696	292,213	930,368
Debt instrument imputed interest						7.00%
Notes payable net of debt discount						$ 517,390
Amortization of debt discount											15,545	250,265	259,709	12,217
Loans payable net current									764,444		764,444		871,106	256,724
Loans payable, net, non-current									143,586		143,586		234,791	634,930
Land Loan [Member]
Debt Instrument [Line Items]
Loans payable									454,947		454,947		461,902
Debt instrument unamortized discount									22,553		22,553		38,098	70,393
Loans payable net current									311,361		311,361		227,111
Debt discount current									16,139		16,139		22,889
Loans payable, net, non-current									143,586		143,586		234,791
Debt discount non-current									6,414		6,414		15,209
2018 Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable					$ 525,000
Debt instrument interest rate					6.75%
Debt maturity date					Jan. 25, 2023
Number of installment description					60 equal monthly installments
Interest expense									7,223	7,989	21,230	22,042	33,420
Debt instrument periodic payment				$ 10,311
Debt instrument unamortized discount
Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable		$ 55,386
Debt instrument interest rate		10.00%	10.00%
Interest expense									1,881	13,919	8,145	20,751	23,427
Debt instrument unamortized discount
Algodon Wine Estates [Member]
Debt Instrument [Line Items]
Amortization of debt discount									$ 809	$ 7,984	15,545	$ 22,941	32,295	$ 12,217
2017 Loan [Member]
Debt Instrument [Line Items]
Decrease in loans											91,439		243,438
Principal payments of loans											44,932		49,206
Effect of fluctuations in the foreign currency exchange rate											$ 46,507		$ 194,232
Argentine Peso [Member]
Debt Instrument [Line Items]
Proceeds from loans payable							$ 8,000,000	$ 8,000,000
Argentine Peso [Member] | Demand Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans payable			$ 1,600,000